COMMITMENTS (Schedule of Future Minimum Concession Fee Payments) (Details) - Concession fee payments [Member] $ in Thousands	Dec. 31, 2017 USD ($)
2018	$ 25,935
2019	22,529
2020	21,448
2021	2,160
2022	2,225
Total	$ 74,297